USA MUTUALS VICE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.0%
	AEROSPACE & DEFENSE - 23.7%
501,748	BAE Systems plc	$ 5,192,044
12,700	Northrop Grumman Corporation	6,929,248
57,958	Raytheon Technologies Corporation	5,849,121
		17,970,413
	BEVERAGES - 29.0%
15,000	Carlsberg A/S - Series B	1,993,723
19,000	Constellation Brands, Inc., Class A	4,403,250
24,500	Diageo plc - ADR	4,365,655
50,000	Duckhorn Portfolio, Inc. (The)(a)	828,500
45,000	Heineken N.V.	4,234,500
20,000	Molson Coors Beverage Company, Class B	1,030,400
26,500	Pernod Ricard S.A.	5,214,021
		22,070,049
	BIOTECH & PHARMA - 0.1%
33,333	Mind Medicine MindMed, Inc.(a)	73,333

	GAMING REITS - 1.9%
28,322	Gaming and Leisure Properties, Inc.	1,475,293

	LEISURE FACILITIES & SERVICES - 27.6%
100,000	DraftKings, Inc., Class A(a)	1,139,000
22,500	Evolution A.B.	2,189,717
10,000	Flutter Entertainment plc - ADR(a)	682,200
1,155,000	Galaxy Entertainment Group Ltd.	7,635,317
41,000	Las Vegas Sands Corporation(a)	1,970,870
1,400,000	Melco International Development Ltd.(a)	1,517,378
45,000	Penn Entertainment, Inc.(a)	1,336,500
850,000	Sands China Ltd.(a)	2,820,422
1,474,600	Wynn Macau Ltd.(a)	1,643,572
		20,934,976
	LEISURE PRODUCTS - 2.1%
65,000	Vista Outdoor, Inc.(a)	1,584,050

USA MUTUALS VICE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	REAL ESTATE INVESTMENT TRUSTS - 1.0%
70,000	GEO Group, Inc. (The)(a)	$ 766,500

	TOBACCO & CANNABIS - 13.6%
25,000	Altria Group, Inc.	1,142,750
93,000	British American Tobacco plc - ADR	3,718,140
27,000	Canopy Growth Corporation(a)	62,370
180,000	Cronos Group, Inc.(a)	457,200
48,500	Philip Morris International, Inc.	4,908,685
		10,289,145

	TOTAL COMMON STOCKS (Cost $54,717,837)	75,163,759

	TOTAL INVESTMENTS - 99.0% (Cost $54,717,837)	$ 75,163,759
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.0%	759,759
	NET ASSETS - 100.0%	$ 75,923,518

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

(a)	Non-income producing security.